Long-Term Debt - Net loans (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 2,188,938	$ 2,188,938
Series 1
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 933,615
Debt, Weighted Average Interest Rate	13.00%
Series 2
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 598,787
Debt, Weighted Average Interest Rate	8.00%
Series 3
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 327,537
Debt, Weighted Average Interest Rate	11.50%
Series 4
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 60,000
Debt, Weighted Average Interest Rate	13.00%
Series 5(a)
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 71,538
Debt, Weighted Average Interest Rate	8.00%
Series 5(b)
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 28,461
Debt, Weighted Average Interest Rate	11.50%
Intra-group Loan Agreement
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 65,000
Debt, Weighted Average Interest Rate	12.00%
Funding Bond # 1
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 54,000
Debt, Weighted Average Interest Rate	13.00%
Funding Bond # 2
Debt Instrument [Line Items]
Loan amounts due to Predecessor parent company	$ 50,000
Debt, Weighted Average Interest Rate	13.00%